Long-term debt	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Long-term debt

Note 8 - Long-term debt

Long-term debt consists of the following:

	As of March 31,
	2025	2024
Loan from the director of ATGBA	$812	$834
Loan from an affiliate	111	498
Non-current portion of vehicle loan	173	108
	$1,096	$1,440

For additional information on the loan from the director of ATGBA, Mr. Vaibhav Rao, to a subsidiary company and loan from an affiliate, see Note 13 – Related Party Transactions - point (g) and (d), respectively.

Vehicle loan

On December 7, 2022, the Company entered into a vehicle loan, secured by the vehicle, for INR 11,450 (or approximately $134 at the exchange rate in effect on March 31, 2025) at 10.75% from Mercedes-Benz Financial Services India Pvt. Ltd. The Company is required to repay the loan in 48 monthly instalments beginning January 4, 2023.

On August 2, 2024, the Company entered into a vehicle loan, secured by the vehicle, for INR 8,165 (or approximately $95 at the exchange rate in effect on March 31, 2025) at 10.25% from Mercedes-Benz Financial Services India Pvt. Ltd. The Company is required to repay the loan in 48 monthly instalments beginning September 4, 2024.

As of March 31, 2025, the future maturities of debt by fiscal year are as follows:

2026	$24
2027	1,025
2028	12
2029	59
2030	-
Total future maturities of debt	$1,120